UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07398

INVESCO PENNSYLVANIA VALUE

MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/20

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2020

Invesco Pennsylvania Value Municipal Income Trust
NYSE: VPV

2	Letters to Shareholders
3	Trust Performance
3	Share Repurchase Program Notice
4	Important Policy Change Notice
7	Dividend Reinvestment Plan
8	Schedule of Investments
15	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
25	Approval of Investment Advisory and Sub-Advisory Contracts
27	Proxy Results

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800 341 2929 to let the Trust know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Trust.

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our Trusts, including performance and holdings.

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process.

I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2	Invesco Pennsylvania Value Municipal Income Trust

Trust Performance

Performance summary
Cumulative total returns, 2/29/20 to 8/31/20

Trust at NAV	–1.23%
Trust at Market Value	–0.72
S&P Municipal Bond Index▼ (Broad Market Index)	0.29
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼ (Style-Specific Index)	0.32
Lipper Closed-End Pennsylvania Municipal Debt Funds Classification Average∎ (Peer Group)	–2.47
Market Price Discount to NAV as of 8/31/20	–10.21
Source(s): ▼RIMES Technologies Corp.; ∎ Lipper Inc.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index tracks the performance of investment-grade, Pennsylvania-issued US municipals with maturities equal to or greater than five years.

    The Lipper Closed-End Pennsylvania Municipal Debt Funds Classification Average is an average of the closed-end funds that limit assets to those securities that are exempt from taxation in Pennsylvania.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2020, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

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Changes to the Trust’s Governing Documents

On August 13, 2020, the Trust’s Board of Trustees (the “Board”) approved changes to the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and the Trust’s Amended and Restated Bylaws (the “Bylaws”). The following is a summary of certain of these changes.

Declaration of Trust

The Trust’s Declaration of Trust was amended to provide as follows:

∎

A Majority Trustee Vote is required on all Board actions, including amendments to the Declaration of Trust. “Majority Trustee Vote” means (a) with respect to a vote of the Board, a vote of the majority of the Trustees then in office, and a separate vote of a majority of the Continuing Trustees; and (b) with respect to a vote of a committee or sub-committee of the Board, a vote of the majority of the members of such committee or sub-committee, and a separate vote of a majority of the Continuing Trustees that are members of such committee or sub-committee. “Continuing Trustee” means a Trustee who either (a) has been a member of the Board for a period of at least thirty-six months (or since the commencement of the Trust’s operations, if less than thirty-six months) or (b) was nominated to serve as a member of the Board by a majority of the Continuing Trustees then members of the Board.

∎

Any Trustee may only be removed for cause, including but not limited to (i) willful misconduct, dishonesty, or fraud on the part of the Trustee in the conduct of his or her office; (ii) failing to meet, on a continuous basis, the Trustee Qualifications (as defined below); or (iii) being indicted for, pleading guilty to or being convicted of a felony, in each case only by a written instrument signed by at least 75% of the number of Trustees prior to such removal (not including the Trustee(s) for which removal is being sought), specifying the date when such removal shall become effective.

∎

In the event of a vacancy on the Board, the size of the Board is automatically reduced by the number of vacancies (but not to less than two) until the Board maintains or increases the size of the Board.

∎	The following Trustee Qualifications are imposed on all nominees and current Trustees, whether or not nominated by a third party:

(a) An individual who is an Affiliated Person of any:

(1) Investment Adviser (other than the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser);

(2) Pooled Vehicle (as defined below) (other than a Pooled Vehicle advised or managed by the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser); or

(3) Entity Controlling, Controlled by, or under common Control with, any Investment Adviser (other than the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser) or Pooled Vehicle (other than a Pooled Vehicle advised or managed by the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser);

shall be disqualified from being nominated or serving as a Trustee, if the Board determines by Majority Trustee Vote (excluding the vote of any Trustee subject to such vote) that such relationship is reasonably likely to:

(1) Present undue conflicts of interest between (i) the Trust and its Shareholders, and (ii) such other Investment Adviser or Pooled Vehicle;

(2) Impede the ability of the individual to discharge the duties of a Trustee; and/or

(3) Impede the free flow of information (including proprietary, non-public or confidential information) between the Trust’s Investment Adviser and the Board.

(b) An individual who:

(1) Is a 12(d) Control Person (as defined below);

(2) Is an Affiliated Person of a 12(d) Holder (as defined below) or 12(d) Control Person; or

(3) Has accepted directly or indirectly any consulting, advisory, or other compensatory fee from any 12(d) Holder or 12(d) Control Person;

shall be disqualified from being nominated or serving as a Trustee.

(c) An individual who serves as a trustee or director of 5 or more issuers (including the Trust) having securities registered under the Securities Exchange Act of 1934 (the “Exchange Act”) (for these purposes, investment companies or individual series thereof having the same Investment Adviser as the Trust or any Investment Adviser affiliated with the Trust’s Investment Adviser shall be counted as a single issuer) shall be disqualified from being nominated or serving as a Trustee.

(d) An individual who has been subject to any censure, order, consent decree or adverse final action of any federal, state, or foreign governmental or regulatory authority barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business, been the subject of any investigation or proceeding that could reasonably be expected to result in an individual nominated or serving as a Trustee failing to satisfy the requirements of this paragraph, or is or has been engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the Securities and Exchange Commission (“SEC”) censuring, placing limitations on the activities, functions, or operation of, suspending, or revoking the registration of any Investment Adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940 shall be disqualified from being nominated or serving as a Trustee.

(e) An individual who is or has been the subject of any of the ineligibility provisions contained in Section 9(b) of the Investment Company Act of 1940 (the “1940 Act”) that would permit, or could reasonably have been expected or would reasonably be expected to permit the

4	Invesco Pennsylvania Value Municipal Income Trust

SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from servicing or acting as an employee, officer, trustee, director, member of an advisory board, Investment Adviser or depositor of, or principal underwriter for, a registered investment company or Affiliated Person of such Investment Adviser, depositor, or principal underwriter shall be disqualified from being nominated or serving as a Trustee.

For purposes of the foregoing, the following definitions apply:

“12(d) Control Person” means any person who Controls, is Controlled by, or under common Control with, a 12(d) Holder (solely for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act);

“12(d) Holder” is defined as an investment company (including, for purposes of (1) below, any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act) that in the aggregate owns, directly or indirectly through any companies Controlled by the 12(d) Holder, of record or beneficially as defined in Rule 13d-3 and 13d-5 of the Securities Act of 1934:

(1) More than three percent (3%) of the outstanding voting Shares of the Trust;

(2) Securities issued by the Trust having an aggregate value in excess of five percent (5%) of the total assets of such investment company or of any company or companies Controlled by such investment company;

(3) Securities issued by the Trust and by all other investment companies having an aggregate value in excess of ten percent (10%) of the total assets of the investment company making such investment or any company or companies Controlled by the investment company making such investment;

(4) Together with other investment companies having the same Investment Adviser and companies Controlled by such investment companies, more than ten percent (10%) of the total outstanding Shares of the Trust; or

(5) For an investment company operating as a “fund of funds” pursuant to Section 12(d)(1)(F) of the 1940 Act, together with all Affiliated Persons of such investment company, more than three percent (3%) of the outstanding voting Shares of the Trust (solely for purposes of determining an “Affiliated Person” for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act).

“Pooled Vehicle” means (i) any issuer meeting the definition of an “investment company” in Section 3(a) of the 1940 Act, or (ii) any person that would meet the definition of an investment company but for the exceptions in Section 3(c) of the 1940 Act.

Bylaws

The Trust’s Bylaws were amended to provide as follows:

∎

At all meetings of the Board, one-half (50%) of the Trustees then in office, including one-half (50%) of the Continuing Trustees (but in no event fewer than two Trustees), shall constitute a quorum for the transaction of business. At all meetings of any committee or sub-committee, one-half (50%) of the committee members or sub-committee members, including one-half (50%) of the committee members or sub-committee members who are Continuing Trustees (but in no event fewer than two Trustees), shall constitute a quorum for the transaction of business. Business transacted at any meeting of Shareholders shall be limited to (a) the purpose stated in the notice, (b) the adjournment of such meeting in accordance with the relevant provisions of the Bylaws, and (c) solely with respect to annual meetings, such other matters as are permitted to be presented at the meeting in accordance with the relevant provisions of the Bylaws.

∎

A majority of the outstanding Shares entitled to vote at a Shareholders’ meeting, which are present in person or represented by proxy, shall constitute a quorum at the Shareholders’ meeting, except when a larger quorum is required by applicable law or the requirements of any securities exchange on which Shares are listed for trading, in which case such quorum shall comply with such requirements. Quorum shall be determined with respect to the meeting as a whole regardless of whether particular matters have achieved the requisite vote for approval, but the presence or absence of a quorum shall not prevent any adjournment at the meeting pursuant to the relevant provisions of the Bylaws.

∎

When a quorum is present at any meeting, the vote of the shares as set forth in the Declaration of Trust shall decide any question brought before such meeting, unless a different vote is required by the express provision of applicable law, the Declaration of Trust, the Bylaws or other governing instrument of the Trust, in which case such express provision shall govern and control the decision of such question. Notwithstanding the foregoing, and whether or not a quorum is present, the vote of the holders of one-third (1/3) of the shares cast, or the chair of the meeting in his or her discretion, shall have the power to adjourn a meeting of the Shareholders with regard to a particular proposal scheduled to be voted on at such meeting or to adjourn such meeting entirely.

∎

The matters to be considered and brought before any annual meeting of Shareholders of the Trust shall be limited to only such matters, including the nomination and election of Trustees, as shall be brought properly before such meeting in compliance with the procedures set forth in the Bylaws. For any matter to be properly brought before any annual meeting of Shareholders, the matter must be (among other requirements specified in the Bylaws), brought before the annual meeting in the manner specified in the Bylaws by a Record Owner at the time of the giving of notice, on the record date for such meeting and at the time of the meeting, or a Shareholder (a “Nominee Holder”) that holds voting securities entitled to vote at meetings of Shareholders through a nominee or “street name” holder of record and can demonstrate to the Trust such indirect ownership and such Nominee Holder’s entitlement to vote such securities, and is a Nominee Holder at the time of the giving of notice provided for in the Bylaws, on the record date for such meeting and at the time of the meeting, with proof of such ownership or holding reasonably satisfactory to the Trust to be provided by such Record Owner or Nominee Holder at each such aforementioned time.

5	Invesco Pennsylvania Value Municipal Income Trust

∎

Any Shareholder desiring to nominate any person(s) for election as a Trustee shall deliver, as part of such Shareholder Notice, a statement in writing with respect to the person(s) to be nominated, together with any persons to be designated as a proposed substitute nominee in the event that a proposed nominee is unwilling or unable to serve, including by reason of any disqualification (a “Proposed Nominee”) setting forth all information required by the Bylaws, including each Proposed Nominee’s written representation that he or she agrees to complete, execute, and return to the Trust within 5 business days of receipt the Trust’s form of trustee questionnaire and any supplemental information reasonably requested by the Trust.

∎

Any Shareholder who gives a Shareholder Notice of any matter proposed to be brought before an annual meeting or to elect Proposed Nominees shall deliver, as part of such Shareholder Notice, all statements and representations required by the Bylaws, including: 1) a statement in writing with respect to the Shareholder and the beneficial owner, if any, on whose behalf the proposal is being made setting forth, among other requirements, the number and class of all Shares which the Shareholder has the right to acquire pursuant to any agreement or upon exercise of conversion rights or warrants, or otherwise (including any derivative or short positions, profit interests, options or similar rights, and borrowed or loaned shares); and 2) an agreement to return to the Trust within 5 business days of receipt such other information as the Board may reasonably request.

∎

To be considered a qualified representative of the Shareholder, a Person must be a duly authorized officer, manager or partner of such Shareholder, as evidenced by an incumbency certificate executed by the corporate secretary (or other duly authorized officer) of the Shareholder, or must be authorized by a writing executed by such Shareholder delivered by such Shareholder to act for such Shareholder as proxy at the meeting of Shareholders, and such Person must deliver a copy of such incumbency certificate or writing to the secretary of the meeting.

∎

Only such matters shall be conducted at a special meeting of Shareholders as shall have been brought before the meeting pursuant to the Trust’s notice of meeting. Nominations of individuals for election to the Board may be made at a special meeting of Shareholders at which Trustees are to be elected: 1) pursuant to the Trust’s notice of meeting; 2) by or at the direction of the Board; or 3) provided that the Board has determined that Trustees shall be elected at such special meeting, and such special meeting shall meet all of the requirements with respect to annual meetings as if such special meeting were an annual meeting.

∎

Provisions in the Bylaws regarding advance notice of Shareholder Nominees for Trustee and other Shareholder proposals shall not apply to Shareholder proposals made pursuant to Rule 14a-8 under the Exchange Act. Notwithstanding the forgoing, no Shareholder proposal may be brought before an annual meeting, whether submitted pursuant to the applicable provisions of the Bylaws or Rule 14a-8 under the Exchange Act, unless Shareholders have power to vote on the Shareholder proposal, or the subject matter of the Shareholder proposal, pursuant to the Declaration of Trust, irrespective of whether such Shareholder proposal is submitted as a precatory recommendation to the Board.

∎	No person shall be eligible for election as a Trustee of the Trust unless nominated in accordance with the procedures set forth in the By-laws.

The Trust’s Declaration of Trust and Bylaws contain other provisions, including all requirements for the conduct of shareholder meetings, and are available in their entirety upon request to the Trust’s Secretary, c/o Invesco Advisers, Inc., 1555 Peachtree Street NE, Atlanta, GA 30309.

6	Invesco Pennsylvania Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computer-share Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the

Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.

Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your noncertificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

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Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-160.17%(a)
Pennsylvania-149.58%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds(b)	5.00%	11/01/2041	$10,410	$12,712,796
Series 2020 C-78, GO Bonds	4.00%	11/01/2049	2,000	2,375,840
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB(c)	0.03%	12/01/2037	675	675,000
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	3,000	3,057,660
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB(d)(e)	5.50%	03/01/2021	1,600	1,642,208
Series 2013 A, RB	5.00%	03/01/2033	1,600	1,786,944
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,184,900
Series 2018 A, Ref. RB(b)(f)	5.00%	04/01/2047	7,885	9,342,937
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(g)	0.99%	02/01/2037	2,000	1,948,380
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,415	1,618,732
Series 2019 A, Ref. RB	4.00%	07/15/2039	2,250	2,566,440
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.37%	08/15/2035	1,215	1,218,256
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB(b)	5.00%	12/01/2045	7,880	9,246,628
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(h)	5.00%	05/01/2042	500	525,285
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 A, Ref. RB	5.00%	05/15/2042	500	531,230
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	633,852
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,241,294
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2047	1,500	1,608,840
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,572,380
Bethlehem (City of), PA; Series 2014, Ref. RB (INS - BAM)(i)	5.00%	11/15/2030	1,575	1,729,744
Series 2014, Ref. RB (INS - BAM)(i)	5.00%	11/15/2031	1,575	1,729,744
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,056,244
Butler (County of), PA General Authority (Hampton Township School District); Series 2007, VRD RB (INS - AGM)(c)(i)	0.09%	09/01/2027	2,510	2,510,000
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB(d)(e)	5.38%	12/01/2021	3,600	3,825,864
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center); Series 2011, RB(d)(e)	6.25%	11/15/2021	1,670	1,791,526
Series 2012 B, RB(d)(e)	5.00%	11/15/2022	1,000	1,103,110
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,022,211
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB	5.00%	12/01/2051	2,625	2,548,061
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,275,478
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,701,248
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,459,896
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,151,840
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2034	150	89,034
Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2038	1,450	713,255
Series 2020 B, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2033	275	170,753
Series 2020 B, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2034	550	326,458
Series 2020 C, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2033	360	223,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Commonwealth Financing Authority; Series 2018, RB(b)(f)	5.00%	06/01/2031	$3,500	$4,417,525
Series 2018, RB(b)(f)	5.00%	06/01/2032	2,000	2,505,580
Series 2018, RB(b)(f)	5.00%	06/01/2033	2,000	2,491,160
Series 2018, RB(b)(f)	5.00%	06/01/2035	3,045	3,768,340
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	4,730	4,981,494
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,273,480
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,339,238
Delaware (County of), PA Authority (Neumann University); Series 2010, RB	5.25%	10/01/2031	560	560,095
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	885,731
Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2031	1,000	1,128,790
Delaware River Port Authority (Port District); Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,336,167
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,375,733
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	3,500	4,992,190
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	500	527,525
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,745,058
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2013, RB	5.00%	07/01/2035	750	760,613
Series 2014, RB	5.00%	07/01/2039	750	762,488
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing); Series 2013, RB	5.00%	07/01/2045	3,770	3,806,380
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2030	790	905,356
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	3,090,749
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2053	3,380	3,395,616
Series 2019, RB	5.00%	12/01/2049	510	513,733
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	4,375	4,468,494
Geisinger Authority (Geisinger Health System); Series 2011 A-1, RB	5.13%	06/01/2041	1,500	1,538,325
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	7,810	9,227,203
Series 2020, Ref. RB	4.00%	04/01/2050	2,000	2,285,960
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	3,363,085
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,740,041
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	700	730,457
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,561,845
Lancaster (County of), PA Hospital Authority (Lancaster General Hospital); Series 2012, RB(d)(e)	5.00%	01/01/2022	2,000	2,125,280
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,899,674
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(k)	0.03%	07/01/2034	2,710	2,710,000
Series 2015, Ref. RB	5.00%	11/01/2035	790	873,471
Lancaster (County of), PA Hospital Authority (St. Annes Retirement Community, Inc.); Series 2020, Ref. RB	5.00%	03/01/2040	375	387,851
Series 2020, Ref. RB	5.00%	03/01/2045	275	281,886
Series 2020, Ref. RB	5.00%	03/01/2050	375	382,808
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB	5.25%	12/15/2030	1,000	1,155,230
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(c)(k)	0.09%	10/15/2025	3,325	3,325,000
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019 A, RB	5.00%	07/01/2044	3,000	3,677,400
Series 2019, Ref. RB	4.00%	07/01/2049	3,500	3,896,760
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	2,675	2,730,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	$4,250	$4,404,657
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,614,497
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	5,227,643
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2048	980	1,160,487
Series 2019, Ref. RB	4.00%	09/01/2049	2,500	2,734,900
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2012, Ref. RB(d)(e)	5.00%	05/15/2022	2,400	2,592,288
Series 2012, Ref. RB(d)(e)	5.00%	05/15/2022	500	540,060
Series 2020 C, RB	4.00%	11/15/2043	200	219,630
Series 2020 C, RB	5.00%	11/15/2045	380	450,114
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	3,150	3,319,470
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,349,959
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(d)(e)	6.62%	12/01/2021	3,905	4,213,261
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,109,080
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	3,865	4,597,881
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network); Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,356,685
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,565,796
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2032	740	751,847
Series 2012, RB	5.00%	07/01/2036	1,000	1,011,960
Series 2019, Ref. RB	5.00%	11/01/2039	500	519,715
Series 2019, Ref. RB	5.00%	11/01/2044	950	976,667
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,073,951
Northeastern Pennsylvania Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,452,480
Pennsylvania (Commonwealth of); First Series 2013, GO Bonds(b)(d)(e)	5.00%	04/01/2023	15,000	16,852,200
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	2,209,194
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	1,895	1,930,342
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,606,710
Pennsylvania (Commonwealth of) Economic Development Financing Agency (Forum Place); Series 2012, RB(d)(e)	5.00%	03/01/2022	1,750	1,874,687
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(l)	5.00%	11/01/2041	3,830	4,123,033
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. RB(l)	5.00%	12/01/2034	2,000	2,012,980
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,717,782
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(h)(l)	3.25%	08/01/2039	2,600	2,556,580
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(l)	5.50%	11/01/2044	2,365	2,430,227
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(l)	5.00%	12/31/2034	2,760	3,159,648
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(l)	5.00%	12/31/2038	1,640	1,858,956
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,678,314
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University); Series 2016, Ref. RB	5.00%	05/01/2035	3,590	4,202,167
Series 2020 A, Ref. RB (INS - AGM)(i)	4.00%	05/01/2050	1,750	1,987,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	$3,320	$3,389,023
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2040	5,000	5,038,700
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB(d)(e)	5.00%	04/01/2022	2,430	2,612,760
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,596,795
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB(b)	5.00%	08/15/2046	7,800	9,283,716
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2017 A, RB	5.00%	08/15/2042	3,925	4,737,279
Series 2019, RB	4.00%	08/15/2049	2,000	2,280,640
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,648,500
Pennsylvania (Commonwealth of) Turnpike Commission; Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	3,278,558
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	835,534
Series 2009 C, RB (INS - AGM)(i)	6.25%	06/01/2033	5,840	7,489,975
Series 2009 E, RB	6.37%	12/01/2038	720	928,217
Series 2011 B, RB(b)(d)	5.00%	12/01/2041	11,000	11,631,730
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,709,025
Series 2017 A, RB(b)(f)	5.50%	12/01/2042	10,000	12,041,000
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,393,115
Series 2018 B, RB	5.25%	12/01/2048	2,370	2,903,321
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,230,720
Series 2019 A, RB (INS - AGM)(i)	4.00%	12/01/2049	1,305	1,475,681
Subseries 2010 A-2, RB(d)(e)	5.50%	12/01/2020	370	374,862
Subseries 2010 A-2, Ref. RB(d)(e)	5.50%	12/01/2020	1,695	1,717,493
Subseries 2010 B-2, RB(d)(e)	5.00%	12/01/2020	695	703,277
Subseries 2010 B-2, RB(d)(e)	5.00%	12/01/2020	375	379,466
Subseries 2010 B-2, RB(d)(e)	5.13%	12/01/2020	1,500	1,518,510
Subseries 2010 B-2, Ref. RB(d)(e)	5.00%	12/01/2020	805	814,684
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,532,230
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,245	3,874,173
Pennsylvania Turnpike Commission; Series 2014 A-3, RB(j)	0.00%	12/01/2041	3,000	1,615,350
Philadelphia (City of), PA; Ninth Series 2010, RB	5.25%	08/01/2040	2,210	2,218,663
Series 2010 D, Ref. RB(l)	5.25%	06/15/2024	1,500	1,511,400
Series 2014 A, Ref. GO Bonds	5.25%	07/15/2034	1,000	1,148,170
Series 2017 A, RB(b)(f)	5.25%	10/01/2052	7,405	9,078,974
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	3,093,150
Series 2017 B, Ref. RB(l)	5.00%	07/01/2047	3,000	3,450,300
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,894,410
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	137,432
Series 2019 B, GO Bonds	5.00%	02/01/2039	1,000	1,250,770
Series 2020 A, RB	5.00%	11/01/2045	3,000	3,845,280
Series 2020 A, RB	5.00%	11/01/2050	1,000	1,264,990
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,803,502
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	1,044,291
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II); Series 2020, RB	5.00%	08/01/2030	525	629,538
Series 2020, RB	5.00%	08/01/2040	620	717,576
Series 2020, RB	5.00%	08/01/2050	1,400	1,606,262
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,227,262
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(b)	5.00%	07/01/2042	6,000	6,727,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	$1,525	$1,520,882
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	3,426,500
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,057,360
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,282,881
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,145,070
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(d)(e)	6.12%	03/15/2023	1,915	2,186,643
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.88%	04/01/2032	1,140	1,166,402
Series 2012, RB	6.25%	04/01/2037	500	511,725
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,521,281
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.37%	11/15/2040	1,000	1,004,420
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,435,190
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,646,025
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(d)(e)	6.62%	12/15/2022	1,250	1,425,962
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(h)	6.50%	06/15/2033	3,055	3,062,271
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(h)	5.00%	03/15/2045	1,960	1,998,161
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(i)	5.25%	02/15/2029	1,645	1,651,728
Philadelphia Gas Works Co.; Series 2009 C, Ref. VRD RB (LOC - Barclays Bank PLC)(c)(k)	0.06%	08/01/2031	450	450,000
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2025	1,965	2,356,468
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,224,650
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS - AGM)(i)	5.00%	02/01/2035	1,000	1,001,890
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS - AGM)(i)	5.00%	02/01/2031	3,235	3,241,858
Pittsburgh (City of), PA Water & Sewer Authority; Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,411,775
Series 2019 A, RB (INS - AGM)(i)	5.00%	09/01/2044	2,255	2,826,304
Southeastern Pennsylvania Transportation Authority; Series 2011, RB(d)(e)	5.00%	06/01/2021	2,480	2,568,834
State Public School Building Authority (Harrisburg School District); Series 2016 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2030	3,745	4,572,270
Susquehanna Area Regional Airport Authority; Series 2012 A, RB(l)	5.00%	01/01/2027	4,415	4,592,615
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB(d)(e)	7.00%	08/01/2021	3,000	3,181,860
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,021,470
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	750	778,658
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,787,807
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,561,875
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	1,000	1,160,020
Westmoreland (County of), PA Municipal Authority; Series 2013, RB(d)(e)	5.00%	08/15/2023	2,000	2,278,660
Series 2013, RB(d)(e)	5.00%	08/15/2023	2,250	2,563,492
Wilkes-Barre (City of), PA Finance Authority (University of Scranton); Series 2010, RB(d)(e)	5.00%	11/01/2020	2,650	2,667,861
				499,260,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico-5.51%
Children’s Trust Fund; Series 2002, RB	5.62%	05/15/2043	$1,115	$1,120,664
Series 2005 A, RB(j)	0.00%	05/15/2050	17,475	2,615,134
Series 2005 B, RB(j)	0.00%	05/15/2055	7,700	650,573
Series 2008 A, RB(j)	0.00%	05/15/2057	7,170	459,956
Series 2008 B, RB(j)	0.00%	05/15/2057	40,000	1,608,800
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB	5.00%	07/01/2033	3,000	3,086,250
Series 2012 A, RB	5.75%	07/01/2037	2,500	2,603,125
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	2,660	2,737,805
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2034	450	490,909
Series 2007, Ref. RB (INS - AGM)(i)	5.25%	07/01/2036	2,200	2,388,980
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB(j)	0.00%	07/01/2031	850	626,484
				18,388,680
Guam-3.19%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036	1,700	1,753,142
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,372,600
Guam (Territory of) International Airport Authority; Series 2013 C, RB (INS - AGM)(i)(l)	6.00%	10/01/2034	1,550	1,713,076
Series 2013 C, RB(l)	6.25%	10/01/2034	1,500	1,552,260
Guam (Territory of) Power Authority; Series 2010 A, RB(d)(e)	5.50%	10/01/2020	1,285	1,290,564
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,700	1,790,083
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	1,055	1,186,759
				10,658,484
Virgin Islands-1.89%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	970	928,824
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	2,230	2,525,586
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029	2,040	2,040,836
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	810	802,378
				6,297,624
TOTAL INVESTMENTS IN SECURITIES(m)-160.17% (Cost $505,262,957)				534,604,936
FLOATING RATE NOTE OBLIGATIONS-(18.86)%
Notes with interest and fee rates ranging from 0.61% to 0.69% at 08/31/2020 and contractual maturities of collateral ranging from 04/01/2028 to 10/01/2052 (See Note 1J)(n)				(62,935,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES-(41.21)%				(137,534,562)
OTHER ASSETS LESS LIABILITIES-(0.10)%				(355,597)
NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$333,779,777

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
COP	- Certificates of Participation
GO	- General Obligation
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
USD	- U.S. Dollar
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $10,667,883, which represented 3.20% of the Trust’s Net Assets.

(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Zero coupon bond issued at a discount.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Security subject to the alternative minimum tax.
(m)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.46%

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Trust’s investments with a value of $110,100,446 are held by TOB Trusts and serve as collateral for the $62,935,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	78.3%
Pre-Refunded Bonds	14.1
General Obligation Bonds	5.8
Other	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Pennsylvania Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $505,262,957)	$534,604,936
Receivable for:
Investments sold	140,000
Interest	5,686,019
Investment for trustee deferred compensation and retirement plans	18,600
Total assets	540,449,555

Liabilities:
Floating rate note obligations	62,935,000
Variable rate muni term preferred shares ($0.01 par value, 1,376 shares issued with liquidation preference of $100,000 per share)	137,534,562
Payable for:
Investments purchased	1,165,340
Dividends	54,945
Amount due custodian	4,669,252
Accrued fees to affiliates	50,741
Accrued interest expense	123,840
Accrued trustees’ and officers’ fees and benefits	3,501
Accrued other operating expenses	113,997
Trustee deferred compensation and retirement plans	18,600
Total liabilities	206,669,778
Net assets applicable to common shares	$333,779,777

Net assets applicable to common shares consist of:
Shares of beneficial interest - common shares	$319,305,017
Distributable earnings	14,474,760
$333,779,777
Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	23,829,544
Net asset value per common share	$14.01
Market value per common share	$12.58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Pennsylvania Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$10,629,753

Expenses:
Advisory fees	1,480,535
Administrative services fees	24,001
Custodian fees	2,863
Interest, facilities and maintenance fees	1,592,347
Transfer agent fees	22,676
Trustees’ and officers’ fees and benefits	9,295
Registration and filing fees	10,704
Reports to shareholders	18,138
Professional services fees	56,180
Other	16,559
Total expenses	3,233,298
Net investment income	7,396,455

Realized and unrealized gain (loss) from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $ 37,732)	1,115,879
Change in net unrealized appreciation (depreciation) of investment securities	(14,114,045)
Net realized and unrealized gain (loss)	(12,998,166)
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(5,601,711)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Pennsylvania Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2020 and the year ended February 29, 2020

(Unaudited)

	August 31, 2020	February 29, 2020
Operations:
Net investment income	$7,396,455	$13,884,897
Net realized gain	1,115,879	1,492,343
Change in net unrealized appreciation (depreciation)	(14,114,045)	25,609,551
Net increase (decrease) in net assets resulting from operations applicable to common shares	(5,601,711)	40,986,791
Distributions to common shareholders from distributable earnings	(6,946,312)	(14,769,552)
Net increase (decrease) in net assets applicable to common shares	(12,548,023)	26,217,239

Net assets applicable to common shares:
Beginning of period	346,327,800	320,110,561
End of period	$333,779,777	$346,327,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Pennsylvania Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2020

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(5,601,711)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(51,123,061)
Proceeds from sales of investments	56,336,608
Purchases of short-term investments, net	(8,230,000)
Amortization of premium on investment securities	1,601,704
Accretion of discount on investment securities	(208,658)
Decrease in receivables and other assets	24,385
Decrease in accrued expenses and other payables	(66,038)
Net realized gain from investment securities	(1,115,879)
Net change in unrealized depreciation on investment securities	14,114,045
Net cash provided by operating activities	5,731,395

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(6,943,564)
Increase in payable for amount due custodian	3,937,169
Proceeds of TOB Trusts	(2,725,000)
Net cash provided by (used in) financing activities	(5,731,395)
Net increase in cash and cash equivalents	–
Cash and cash equivalents at beginning of period	–
Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,690,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Pennsylvania Value Municipal Income Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31, 2020		Year Ended February 29, 2020	Years Ended February 28,			Year Ended February 29, 2016
				2019	2018	2017
Net asset value per common share, beginning of period	$14.53		$13.43	$13.66	$13.83	$14.51	$14.61
Net investment income(a)	0.31		0.58	0.61	0.75	0.69	0.81
Net gains (losses) on securities (both realized and unrealized)	(0.54)		1.14	(0.14)	(0.29)	(0.67)	(0.13)
Total from investment operations	(0.23)		1.72	0.47	0.46	0.02	0.68
Less: Dividends paid to common shareholders from net investment income	(0.29)		(0.62)	(0.70)	(0.63)	(0.70)	(0.78)
Net asset value per common share, end of period	$14.01		$14.53	$13.43	$13.66	$13.83	$14.51
Market value per common share, end of period	$12.58		$12.98	$12.25	$11.81	$12.29	$13.10
Total return at net asset value(b)	(1.23)%		13.43%	4.21%	3.99%	0.46%	5.64%
Total return at market value(c)	(0.72)%		11.09%	9.94%	1.18%	(1.12)%	4.61%
Net assets applicable to common shares, end of period (000’s omitted)	$333,780		$346,328	$320,111	$325,456	$329,675	$345,878
Portfolio turnover rate(d)	10%		5%	9%	11%	17%	8%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.98	%(e)	2.73%	2.73%	2.37%	1.81%	1.50%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.00	%(e)	1.03%	1.06%	1.04%	0.95%	0.97%
Without fee waivers and/or expense reimbursements	1.98	%(e)	2.73%	2.73%	2.37%	1.81%	1.50%
Ratio of net investment income to average net assets	4.52	%(e)	4.17%	4.54%	5.39%	4.82%	5.61%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$137,600		$137,600	$137,600	$137,600	$130,100	$130,100
Asset coverage per preferred share(f)	$342,573		$351,692	$332,638	$336,523	$353,401	$365,855
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $324,587.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Pennsylvania Value Municipal Income Trust

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Pennsylvania Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its net assets in Pennsylvania municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

F.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment

20	Invesco Pennsylvania Value Municipal Income Trust

fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer

21	Invesco Pennsylvania Value Municipal Income Trust

market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2020, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2020, the Trust engaged in securities purchases of $17,125,992 and securities sales of $9,527,951, which resulted in net realized gains of $37,732.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $63,072,857 and 1.31%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

22	Invesco Pennsylvania Value Municipal Income Trust

The Trust had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,257,655	$12,417,389	$16,675,044

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2020 was $51,183,122 and $56,476,608, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$30,939,651
Aggregate unrealized (depreciation) of investments	(1,471,651)
Net unrealized appreciation of investments	$29,468,000

Cost of investments for tax purposes is $505,136,936.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 29,
	2020	2020
Beginning shares	23,829,544	23,829,544
Shares issued through dividend reinvestment	–	–
Ending shares	23,829,544	23,829,544

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Variable Rate Muni Term Preferred Shares

On May 10, 2012, the Trust issued 1,301 Series 2015/6-VPV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 10, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 1, 2017, the Trust issued an additional 75 Series 2015/6-VPV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. The Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 1, 2019, unless earlier redeemed, repurchased or extended. On May 31, 2019, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on June 1, 2022, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2020, the dividend rate is equal to the SIFMA Index plus a spread of 0.95%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2020 were $137,600,000 and 1.66%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

23	Invesco Pennsylvania Value Municipal Income Trust

NOTE 11–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2020:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2020	$0.0500	September 15, 2020	September 30, 2020
October 1, 2020	$0.0500	October 15, 2020	October 30, 2020

NOTE 12–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

24	Invesco Pennsylvania Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Invesco Pennsylvania Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe consisting of the Fund and all leveraged closed-end Pennsylvania municipal debt funds, regardless of asset size. The Board noted that there were only four funds (including the Fund) in the performance universe, therefore, Broadridge did not provide quintile rankings. The Board also noted that the performance of the Fund was above the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index of funds in its performance universe for the one year period and reasonably comparable to the Index for the three and five year periods. The Board noted that overweight exposure to and security selection in certain types of bonds detracted from the Fund’s performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that there were only three funds (including the Fund) in the expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was ranked third out of three funds (including the Fund) in its

25	Invesco Pennsylvania Value Municipal Income Trust

expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to

100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

26	Invesco Pennsylvania Value Municipal Income Trust

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Pennsylvania Value Municipal Income Trust (the “Fund”) was held on August 7, 2020. The Meeting was held for the following purposes:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2). Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Beth Ann Brown.	19,325,490.30	517,850.30
	Anthony J. LaCava, Jr.	19,343,243.07	500,097.53
	Joel W. Motley	18,876,806.41	966,534.19
	Teresa M. Ressel	19,329,350.81	513,989.79
	Christopher L. Wilson	19,343,272.91	500,067.69
(2).	David C. Arch.	1,376.00	0.00

27	Invesco Pennsylvania Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number: 811-07398	VK-CE-PAVMI-SAR-1

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a)

As of October 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 14, 2020, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 6, 2020